RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 11 – RELATED PARTIES

A.	Transactions and balances with related parties

	Three months ended March 31
	2025	2024
General and administrative expenses:
Directors’ compensation	100	85
Salaries and fees to officers	79	128
Total General and administrative expenses	179	213

B.	Balances with related parties and officers:

	As of March 31,	As of December 31,
	2025	2024

Other accounts payables	101	89

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 22 – RELATED PARTIES

A.	Transactions and balances with related parties and officers:

	Year ended December 31
	2024	2023

General and administrative expenses:
Directors’ compensation	535	716
Salaries and fees to officers	595	1,155
Total General and administrative expenses	(*) 1,130	(*) 1,871

(*) Include share base compensation	349	988

Research and development expenses:
Salaries and fees to officers	-	33

Selling and marketing expenses:
Salaries and fees to officers	-	33

B.	Balances with related parties and officers:

	As of December 31,
	2024	2023

Other accounts payables	89	139

C.	Other information:

1.	On November 6, 2020, the Company entered into a consulting agreement with S.T Sporting (1996) Ltd., for the services of David Palach (the “CEO Consulting Agreement”). Pursuant to the terms of the CEO Consulting Agreement, Mr. Palach provides services as chief executive officer. Pursuant to the terms of the CEO Consulting Agreement, Mr. Palach was entitled to a monthly fee in the amount of $8 plus value added tax per month and a grant of options to purchase shares of our Common Stock, which amount will be determined by good faith negotiations by the board of directors on a future date.

On June 23, 2021, the board of directors approved updated compensation for Mr. Palach pursuant to which Mr. Palach is entitled to a monthly fee of $14 plus value added tax; reimbursement of expenses not exceeding $1 per month; a grant of an option to purchase shares of Common Stock representing 4.5% of the Company’s outstanding capital stock as of June 23, 2021; the immediate repayment of $8, representing debt payable to Mr. Palach that accrued from November 2020 until April 2021.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 22 – RELATED PARTIES (continued)

In lieu of such option, the board of directors approved the issuance of 42,858 shares of Common Stock to Mr. Palach in March 2023.

On August 29, 2022, the monthly fee of Mr. Palach was reduced to $6.

Following the compensation committee’s recommendation of December 19, 2023, the board of directors approved a monthly fee increase of $1, starting January 1, 2024. On January 8, 2024 and September 9, 2024, the Board approved bonuses of $15.

Following the compensation committee’s recommendation of November 12, 2024, the board of directors approved a monthly fee increase to $8.

2.	On June 23, 2021, the Board approved the compensation of the Company’s Chairman of the Board, pursuant to which the Chairman of the Board will be entitled to a monthly fee of $5 and reimbursement of expenses of $1 per month. In addition, the Chairman of the Board shall receive a one-time grant of options to purchase shares of the Company representing 1.5% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.

On August 29, 2022, the Board approved an increase of the monthly fee from $6 to $8 and a one-time bonus of $25.

Following the compensation committee’s recommendation of December 19, 2023, the board of directors approved a monthly fee increase of $1, starting January 1, 2024. On January 8, 2024 and September 9, 2024, the Board approved bonuses of $15.

3.	On June 23, 2021, the Board approved the compensation for each of members of the board, pursuant to which each member of the board will be entitled to an annual fee of NIS 100 thousand (approximately $31). In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined. On August 29, 2022, the Board approved, an increase in the quarterly fee of each member of the Board from NIS 25 thousand (approximately $8) to $10. On December 20, 2023, the board approved the issuance of shares to directors in lieu of the grant of options.

On November 12, 2023, upon the recommendation of the nominating and corporate governance committee of the Board, Liat Sidi was appointed as a Class II Director to serve until the Company’s 2026 annual meeting of stockholders.

On December 20, 2023, Asaf Itzhaik was appointed to the board of directors of the Company to serve as a Class II director until the Company’s 2026 annual meeting of stockholders. Mr. Itzhaik was designated by Plantify as its representative on the board in accordance with the Securities Exchange Agreement, dated March 31, 2023, between the Company and Plantify, to replace Dr. Roy Borochov who resigned from the board on December 15, 2023. Dr. Borochov’s resignation was not the result of a disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Following the compensation committee’s recommendation of December 22, 2024, the board of directors approved, a total quarterly fee payable to each member of the Board (excluding the Chairman of the Board), shall be $10, (plus VAT) starting January 1, 2025.

4.	On April 18, 2022, Save Foods Ltd., entered into a consulting agreement with Shlomo Zakai CPA (“Consultant”) for, among other things, chief financial officer services to be provided to Save Foods Ltd. exclusively by Lital Barda. for a monthly base salary of NIS 25 thousand to be paid for Ms. Barda’s services The agreement may be terminated by either party upon 30 days’ written notice or by Save Foods Ltd. upon the occurrence of certain events as set forth in the agreement. On January 8, 2024, the Board approved a bonus of $7 to Ms. Barda. On September 9, 2024, the Board approved a bonus of $8.

On November 10, 2024 following the compensation committee’s recommendation, the board of directors approved an amendment to the consulting agreement exclusively for the purpose of increasing the cash compensation to Ms. Barda in exchange for her services by 15%.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)